Non-Operating Expenses - Schedule of Non-Operating Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-operating Expenses
Foreign exchange losses	$ 383		$ 728
Financial charges	1	1	1
Interest expense	250
Other	4	95	20
Total non-operating expenses	$ 638	$ 96	$ 749